SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL [Abstract]
SHARE CAPITAL

24.	SHARE CAPITAL

Offering

On December 16, 2016, the Company completed an offering of 13,422,818 new ordinary shares at $7.45 per share, or the Offering, generating net proceeds of $98.2 million. The Company's largest shareholder, Hemen, guaranteed the Offering and was allocated 1,342,281 new ordinary shares in the Offering, corresponding to 10% of the Offering. Hemen owns 82,145,703 shares in the Company upon completion of the Offering, or approximately 48.4% of the Company's shares and votes.

Capital Reorganization

A resolution was approved at the Company’s Special Meeting of Shareholders on January 29, 2016, to effect a capital reorganization with effect from February 3, 2016, for a 1-for-5 reverse share split of the Company’s ordinary shares and to reduce the Company’s authorized share capital from $1,000,000,000 divided into 1,000,000,000 shares of $1.00 par value each to $500,000,000 divided into 500,000,000 shares of $1.00 par value each. The authorized share capital of the Company as at December 31, 2016 is $500,000,000 divided into 500,000,000 share of $1.00 par value each.

Merger with Frontline 2012

On July 1, 2015, the Company, Frontline Acquisition Ltd, or Frontline Acquisition, a newly formed and wholly-owned subsidiary of the Company, and Frontline 2012 entered into an agreement and plan of merger pursuant to which Frontline Acquisition and Frontline 2012 agreed to enter into a merger transaction, with Frontline 2012 as the surviving legal entity and thus becoming a wholly-owned subsidiary of the Company. For accounting purposes, the acquisition of Frontline 2012 has been treated as a reverse business acquisition. The Merger was completed on November 30, 2015 and shareholders in Frontline 2012 received shares in the Company as merger consideration. One share in Frontline 2012 gave the right to receive 2.55 shares in the Company and 583.6 million shares were issued as merger consideration based on the total number of Frontline 2012 shares of 249.1 million less 6.8 million treasury shares held by Frontline 2012 and 13.46 million Frontline 2012 shares held by the Company, which were cancelled upon completion of the Merger.

The following table summarizes the movement in the number of shares outstanding during the two years ended December 31, 2017;

Outstanding shares at December 31, 2015	781,937,649

Outstanding shares at December 31, 2015 after giving effect to 1-for-5 reverse share split in February 2016	156,386,506
Issue of shares in December 2016	13,422,818
Outstanding shares at December 31, 2016	169,809,324

Outstanding shares at December 31, 2017	169,809,324

The share capital amount in the balance sheet as of December 31, 2015 has not been restated for the 1-for-5 reverse share split.